Average Annual Total Returns - Western Asset Management Government Income Portfolio	Apr. 30, 2021
CustomBenchmark [Member]
Average Annual Return:
1 Year	7.84%
5 Years	4.17%
Since Inception	3.90%
Bloomberg Barclays U.S. Government Bond Index (reflects no deduction for mutual fund fees or expenses)
Average Annual Return:
1 Year	7.94%
5 Years	3.76%
Since Inception	3.27%
Class B
Average Annual Return:
1 Year	7.68%
5 Years	3.76%
Since Inception	3.46%
Inception Date	May 02, 2011